Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 69,079	$ 9,463	¥ 63,859
Accumulated depreciation and impairment	(38,977)	(5,339)	(35,899)
Fixed assets, net	30,102	4,124	27,960
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	55,636	7,622	51,656
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,309	727	5,146
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,222	578	4,217
Vehicles and related machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,604	220	883
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,138	156	1,132
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	549	75	540
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 621	$ 85	¥ 285